Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2013	Dec. 31, 2012
Balance Sheets - Parenthetical
Common Stock, Par Value	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	2,900,000,000	900,000,000
Common Stock, Shares Issued	490,508,674	190,681,078
Common Stock, Shares Outstanding	490,508,674	190,681,078
Series A Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series A Preferred Stock, Shares Authorized	10,000,000	10,000,000
Series A Preferred Stock, Shares Issued	0	0
Series A Preferred Stock, Shares Outstanding	0	0